Financial instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial instruments
Notional amount of outstanding derivatives

	Total notional amounts at December 31,
Type of derivative ($ in millions)	2011	2010	2009
Foreign exchange contracts	16,503	16,971	14,446
Embedded foreign exchange derivatives	3,439	2,891	3,951
Interest rate contracts	5,535	2,357	2,860

		Total notional amounts at December 31,
Type of derivative	Unit	2011	2010	2009
Copper swaps	metric tonnes	38,414	20,977	22,002
Aluminum swaps	metric tonnes	5,068	3,050	2,193
Nickel swaps	metric tonnes	18	36	24
Lead swaps	metric tonnes	13,325	9,525	—
Zinc swaps	metric tonnes	125	—	—
Silver swaps	ounces	1,981,646	—	—
Electricity futures	megawatt hours	326,960	363,340	367,748
Crude oil swaps	barrels	113,397	121,979	154,632

Gain (loss) on cash flow hedges

2011
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
			($ in millions)		($ in millions)
Type of derivative designated as a cash flow hedge	($ in millions)	Location		Location
Foreign exchange contracts	11	Total revenues	113	Total revenues	—
		Total cost of sales	(9)	Total cost of sales	—
Commodity contracts	(17)	Total cost of sales	2	Total cost of sales	—
Cash-settled call options	(21)	SG&A expenses(2)	(18)	SG&A expenses(2)	—

Total	(27)		88		—

2010
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
			($ in millions)		($ in millions)
Type of derivative designated as a cash flow hedge	($ in millions)	Location		Location
Foreign exchange contracts	107	Total revenues	36	Total revenues	2
		Total cost of sales	(4)	Total cost of sales	—
Commodity contracts	9	Total cost of sales	8	Total cost of sales	1
Cash-settled call options	(4)	SG&A expenses(2)	(11)	SG&A expenses(2)	—

Total	112		29		3

2009
	Gains (losses) recognized in OCI(1) on derivatives (effective portion)	Gains (losses) reclassified from OCI(1) into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
			($ in millions)		($ in millions)
Type of derivative designated as a cash flow hedge	($ in millions)	Location		Location
Foreign exchange contracts	84	Total revenues	(91)	Total revenues	4
		Total cost of sales	4	Total cost of sales	—
Commodity contracts	31	Total cost of sales	(40)	Total cost of sales	2
Cash-settled call options	8	SG&A expenses(2)	(16)	SG&A expenses(2)	—

Total	123		(143)		6

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
SG&A expenses represent "Selling, general and administrative expenses".

Gain (loss) on fair value hedges

2011
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(24)	Interest and other finance expense	24
Cross-currency swaps	Interest and other finance expense	—	Interest and other finance expense	—

Total		(24)		24

2010
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(12)	Interest and other finance expense	12
Cross-currency swaps	Interest and other finance expense	—	Interest and other finance expense	—

Total		(12)		12

2009
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	41	Interest and other finance expense	(41)
Cross-currency swaps	Interest and other finance expense	3	Interest and other finance expense	(3)

Total		44		(44)

Gain (loss) on derivatives not designated in hedge relationships

	Gains (losses) recognized in income
($ in millions) Type of derivative not designated as a hedge	Location	2011	2010	2009
Foreign exchange contracts	Total revenues	(93)	436	389
	Total cost of sales	(25)	(263)	(264)
	Interest and other finance expense	265	563	70
Embedded foreign exchange contracts	Total revenues	(31)	(279)	(234)
	Total cost of sales	11	17	51
Commodity contracts	Total cost of sales	(59)	38	96
	Interest and other finance expense	1	—	—
Cross-currency swaps	Interest and other finance expense	—	—	2
Interest rate contracts	Interest and other finance expense	—	—	2
Cash-settled call options	Interest and other finance expense	(1)	(1)	1

Total		68	511	113

Fair value of derivatives

	December 31, 2011
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	37	6	26	10
Commodity contracts	1	—	6	—
Interest rate contracts	—	40	—	—
Cash-settled call options	13	6	—	—

Total	51	52	32	10

Derivatives not designated as hedging instruments:
Foreign exchange contracts	142	38	289	28
Commodity contracts	9	1	33	3
Interest rate contracts	—	—	—	1
Cash-settled call options	1	1	—	—
Embedded foreign exchange derivatives	51	13	77	19

Total	203	53	399	51

Total fair value	254	105	431	61

	December 31, 2010
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Provisions and other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	106	39	23	12
Commodity contracts	8	—	—	—
Interest rate contracts	14	50	—	—
Cash-settled call options	18	25	—	—

Total	146	114	23	12

Derivatives not designated as hedging instruments:
Foreign exchange contracts	435	62	140	14
Commodity contracts	42	2	7	—
Interest rate contracts	—	—	—	1
Cash-settled call options	—	2	—	—
Embedded foreign exchange derivatives	23	4	134	50

Total	500	70	281	65

Total fair value	646	184	304	77